Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,094
Ending balance	3,814	$ 2,094
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,094
Ending balance	3,814	2,094
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,850
Ending balance	3,303	1,850
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	244
Ending balance	511	244
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	86	102
Net remeasurement of loss allowance	98	6
Loan originations	14	7
Derecognitions and maturities	(9)	(6)
Model changes	(8)
Total PCL	95	7
Write-offs	(11)	(19)
Recoveries of previous write-offs	8	13
Foreign exchange and other	(26)	(17)
Ending balance	152	86
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	558	560
Net remeasurement of loss allowance	363	216
Loan originations	49	48
Derecognitions and maturities	(56)	(56)
Model changes	49
Total PCL	405	208
Write-offs	(320)	(306)
Recoveries of previous write-offs	87	118
Foreign exchange and other	(23)	(22)
Ending balance	707	558
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	305	293
Net remeasurement of loss allowance	411	264
Loan originations	18	20
Derecognitions and maturities	(31)	(28)
Model changes	(11)
Total PCL	387	256
Write-offs	(333)	(339)
Recoveries of previous write-offs	85	93
Foreign exchange and other	(13)	2
Ending balance	431	305
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,145	915
Net remeasurement of loss allowance	2,077	389
Loan originations	208	199
Derecognitions and maturities	(213)	(184)
Model changes	(22)
Total PCL	2,050	404
Write-offs	(716)	(203)
Recoveries of previous write-offs	72	66
Foreign exchange and other	(27)	(37)
Ending balance	2,524	1,145
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	522
Ending balance	967	522
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	403
Ending balance	756	403
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	119
Ending balance	211	119
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	15	20
Transfer to Stage 1	25	27
Transfer to Stage 2	(3)	(2)
Net remeasurement of loss allowance	6	(35)
Loan originations	14	7
Derecognitions and maturities	(3)	(2)
Model changes	(3)
Total PCL	36	(5)
Ending balance	51	15
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	89	90
Transfer to Stage 1	189	174
Transfer to Stage 2	(25)	(18)
Transfer to Stage 3	(4)	(5)
Net remeasurement of loss allowance	(148)	(183)
Loan originations	49	48
Derecognitions and maturities	(18)	(16)
Model changes	16
Total PCL	59	0
Foreign exchange and other		(1)
Ending balance	148	89
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	80	74
Transfer to Stage 1	152	107
Transfer to Stage 2	(32)	(21)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(100)	(96)
Loan originations	18	20
Derecognitions and maturities	(6)	(4)
Model changes	(1)
Total PCL	30	5
Foreign exchange and other		1
Ending balance	110	80
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	338	298
Transfer to Stage 1	180	201
Transfer to Stage 2	(184)	(50)
Transfer to Stage 3	(8)	(1)
Net remeasurement of loss allowance	227	(214)
Loan originations	208	199
Derecognitions and maturities	(85)	(102)
Model changes	(30)
Total PCL	308	33
Foreign exchange and other	12	7
Ending balance	658	338
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,087
Ending balance	2,108	1,087
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	984
Ending balance	1,820	984
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	103
Ending balance	288	103
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	33	38
Transfer to Stage 1	(22)	(25)
Transfer to Stage 2	10	7
Transfer to Stage 3	(5)	(8)
Net remeasurement of loss allowance	70	26
Derecognitions and maturities	(6)	(4)
Model changes	(5)
Total PCL	42	(4)
Foreign exchange and other		(1)
Ending balance	75	33
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	333	326
Transfer to Stage 1	(180)	(161)
Transfer to Stage 2	86	85
Transfer to Stage 3	(96)	(109)
Net remeasurement of loss allowance	315	232
Derecognitions and maturities	(38)	(40)
Model changes	33
Total PCL	120	7
Foreign exchange and other	1
Ending balance	454	333
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	225	219
Transfer to Stage 1	(152)	(107)
Transfer to Stage 2	32	21
Transfer to Stage 3	(178)	(173)
Net remeasurement of loss allowance	429	288
Derecognitions and maturities	(25)	(24)
Model changes	(10)
Total PCL	96	5
Foreign exchange and other		1
Ending balance	321	225
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	496	408
Transfer to Stage 1	(172)	(187)
Transfer to Stage 2	195	65
Transfer to Stage 3	(285)	(66)
Net remeasurement of loss allowance	1,106	353
Derecognitions and maturities	(128)	(82)
Model changes	8
Total PCL	724	83
Foreign exchange and other	38	5
Ending balance	1,258	496
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	485
Ending balance	739	485
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	463
Ending balance	727	463
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	22
Ending balance	12	22
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	38	44
Transfer to Stage 1	(3)	(2)
Transfer to Stage 2	(7)	(5)
Transfer to Stage 3	5	8
Net remeasurement of loss allowance	22	15
Total PCL	17	16
Write-offs	(11)	(19)
Recoveries of previous write-offs	8	13
Foreign exchange and other	(26)	(16)
Ending balance	26	38
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	136	144
Transfer to Stage 1	(9)	(13)
Transfer to Stage 2	(61)	(67)
Transfer to Stage 3	100	114
Net remeasurement of loss allowance	196	167
Total PCL	226	201
Write-offs	(320)	(306)
Recoveries of previous write-offs	87	118
Foreign exchange and other	(24)	(21)
Ending balance	105	136
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	179	174
Net remeasurement of loss allowance	82	72
Total PCL	261	246
Write-offs	(333)	(339)
Recoveries of previous write-offs	85	93
Foreign exchange and other	(13)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	311	209
Transfer to Stage 1	(8)	(14)
Transfer to Stage 2	(11)	(15)
Transfer to Stage 3	293	67
Net remeasurement of loss allowance	744	250
Total PCL	1,018	288
Write-offs	(716)	(203)
Recoveries of previous write-offs	72	66
Foreign exchange and other	(77)	(49)
Ending balance	$ 608	$ 311